Document and Entity Information	May. 18, 2016
Prospectus:
Document Type	497
Document Period End Date	May 18, 2016
Registrant Name	TIAA-CREF FUNDS
Central Index Key	0001084380
Amendment Flag	false
Document Creation Date	May 18, 2016
Document Effective Date	May 18, 2016
Prospectus Date	Mar. 01, 2016